UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2020

Date of reporting period:  February 29, 2020

Item 1. Report to Stockholders.

Principal Street High Income Municipal Fund

Institutional Class Shares — GSTAX

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (https://principalstreetfunds.com/), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-877-914-7343 or by sending an e-mail request to morgan.sanders@principalstreet.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-877-914-7343 or send an e-mail request to  morgan.sanders@principalstreet.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

Semi-Annual Report

https://principalstreetfunds.com	February 29, 2020

(This Page Intentionally Left Blank.)

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Value of $25,000 Investment (Unaudited)

The chart assumes an initial investment of $25,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-877-914-7343. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of February 29, 2020 (Unaudited)

	1-Year	Since Inception(1)
Institutional Class	10.75%	8.92%
Bloomberg Barclays High Yield Municipal Bond Index(2)	14.40%	8.82%

(1)	Inception date was September 15, 2017.
(2)
The Bloomberg Barclays High Yield Municipal Bond Index covers the high yield portion of the USD-denominated long-term tax exempt bond market, The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. One cannot invest directly in an Index.

The following is expense information for the Principal Street High Income Municipal Fund as disclosed in the Fund’s most recent prospectus dated December 29, 2019:

Gross Expenses: 0.84%; Net Expenses: 0.75%. Principal Street Partners, LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions and other transactional expenses, AFFE, or extraordinary expenses) do not exceed 0.73% of the Fund’s average daily net assets.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment.  The Operating Expense Limitation Agreement is indefinite, but cannot be terminated through at least December 29, 2020.  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Allocation of Portfolio(1) (Unaudited)
As of February 29, 2020
(% of Net Assets)

Top Ten Holdings(1) (Unaudited)
As of February 29, 2020
(% of Net Assets)

Public Finance Authority, 7.375%, 1/1/2050	6.1%
Atoka Industrial Development Authority, 8.000%, 8/1/2039	5.1%
Indiana Finance Authority, 7.000%, 3/1/2039	4.4%
Hilltop Lodge Cooperative Corp., 12.000%, 8/1/2022	4.0%
Port Beaumont Navigation District, 8.000%, 2/1/2039	3.5%
Brazoria County Industrial Development Corp., 7.000%, 3/1/2039	3.1%
Puerto Rico Sales Tax Financing Corp., Series A-1, 5.000%, 7/1/2058	2.9%
Brazoria County Industrial Development Corp., 9.000%, 3/1/2039	2.9%
California Pollution Control Financing Authority, 8.000%, 7/1/2039	2.6%
Oregon State Business Development Commission, Series 248-D, 6.500%, 4/1/2031	2.5%

(1)	Fund holdings and allocations are subject to change at any time and are not recommendations to buy or sell any security.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Expense Example (Unaudited)
February 29, 2020

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 – February 29, 2020).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	09/01/2019	02/29/2020	09/01/2019 to 02/29/2020
Institutional Actual(2)	$1,000.00	$1,039.50	$3.70
Institutional Hypothetical (5% return before expenses)	$1,000.00	$1,021.23	$3.67

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.73%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(2)	Based on the actual return for the six-month period ended February 29, 2020 of 3.95%.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited)
February 29, 2020

Description	Par	Value

MUNICIPAL BONDS — 94.1%

Alabama — 0.3%
Tuscaloosa County Industrial Development Authority, Series A
(Obligor: Hunt Refining Company)
5.250%, 05/01/2044	$500,000	$597,470

Arizona — 1.9%
Arizona Industrial Development Authority
(Obligor: Empower College Prep)
6.000%, 07/01/2049	2,115,000	2,295,282
La Paz County Industrial Development Authority
(Obligor: Imperial Valley Gateway Center)
7.000%, 12/01/2040	1,535,000	1,352,550
		3,647,832
California — 3.6%
California Pollution Control Financing Authority
(Obligor: CalPlant I) (a)
8.000%, 07/01/2039	5,000,000	4,990,750
7.500%, 12/01/2039	2,500,000	2,084,275
		7,075,025
Colorado — 3.3%
Blue Lake Metropolitan District No 3, Series A
5.250%, 12/01/2048	745,000	771,440
Colorado International Center Metropolitan District No 14
5.875%, 12/01/2046	1,000,000	1,108,960
Lakes at Centerra Metropolitan District No 2, Series A
5.125%, 12/01/2037	500,000	542,170
5.250%, 12/01/2047	1,500,000	1,625,265
Sheridan Station West Metropolitan District
6.000%, 12/01/2047	1,200,000	1,266,204
South Maryland Creek Ranch Metropolitan District, Series A
5.625%, 12/01/2047	1,125,000	1,199,880
		6,513,919
Florida — 11.4%
Alachua County Health Facilities Authority
(Obligor: East Ridge Retirement Village)
5.625%, 11/15/2029	185,000	176,923

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 29, 2020

Description	Par	Value

MUNICIPAL BONDS — 94.1% (Continued)

Florida — 11.4% (Continued)
Capital Trust Agency, Series A
(Obligor: Tuscan Gardens of Palm Coast Obligated Group)
10.000%, 11/01/2020	$4,250,000	$4,260,710
6.500%, 10/01/2032	1,090,000	1,100,366
6.750%, 10/01/2037	1,290,000	1,302,887
7.000%, 10/01/2040	1,525,000	1,553,777
7.000%, 12/01/2045	150,000	145,510
7.000%, 10/01/2049	1,700,000	1,714,926
(Obligor: Tallahassee NHHI)
7.125%, 12/01/2050	1,000,000	970,870
(Obligor: Tapestry Senior Housing Walden)
7.000%, 07/01/2052	2,000,000	1,861,160
Lake County Florida, Series A
(Obligor: Lakeside at Waterman Village)
10.000%, 10/31/2023	1,200,000	1,204,704
Lake County Florida, Series A1
(Obligor: Village Veranda at Lady Lake Obligated Group)
7.125%, 01/01/2052	2,700,000	2,844,504
Lee County Florida Industrial Development Authority, Series A
(Obligor: VOA Lee County Health Care)
5.750%, 12/01/2052	1,600,000	1,723,952
Seminole County Industrial Development Authority, Series A
(Obligor: CCRC Development)
5.250%, 11/15/2039	1,000,000	1,052,730
5.500%, 11/15/2049	1,150,000	1,214,504
5.750%, 11/15/2054	1,000,000	1,059,370
		22,186,893
Georgia — 1.1%
Canton Housing Authority, Series A
(Obligor: Provident Group — Canton Cove Properties)
6.500%, 07/01/2051	2,175,000	2,200,774

Illinois — 2.0%
Illinois Finance Authority, Series A
(Obligor: Park Place of Elmhurst Obligated Group)
6.200%, 05/15/2030	427,250	382,611
Illinois Finance Authority, Series A-1
(Obligor: 2017 IAVF Windy City Obligated Group) (b)
3.500%, 12/01/2027	400,000	232,000
4.375%, 12/01/2042	570,000	330,600
4.500%, 12/01/2052	1,250,000	725,000

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 29, 2020

Description	Par	Value

MUNICIPAL BONDS — 94.1% (Continued)

Illinois — 2.0% (Continued)
Illinois Finance Authority, Series B
(Obligor: 2017 IAVF Windy City Obligated Group) (b)
5.500%, 12/01/2052	$1,330,000	$66,500
(Obligor: Blue Island)
5.800%, 12/01/2053	1,220,000	50,325
Upper Illinois River Valley Development Authority
(Obligor: 2018 IAVF Timber Oaks Obligated Group)
6.000%, 12/01/2054	1,000,000	1,020,330
Village of Bridgeview Illinois, Series A
5.625%, 12/01/2041	1,000,000	1,079,340
		3,886,706
Indiana — 5.0%
Anderson, Indiana Economic Development
(Obligor: Anderson University)
6.000%, 10/01/2042	1,185,000	1,250,969
Indiana Finance Authority
(Obligor: RES Polyflow Indiana) (a)
7.000%, 03/01/2039	8,285,000	8,569,424
		9,820,393
Iowa — 1.7%
Iowa Finance Authority
(Obligor: Sunrise Manor)
5.750%, 09/01/2043	2,200,000	2,235,662
(Obligor: Lifespace Communities Obligated Group)
4.000%, 05/15/2055	1,030,000	1,096,054
		3,331,716
Kentucky — 0.7%
Kentucky Economic Development Finance Authority, Series A
(Obligor: Baptist Convalescent Center)
6.000%, 11/15/2036	1,550,000	1,197,855
6.375%, 11/15/2051	290,000	224,431
		1,422,286
Michigan — 0.5%
Michigan Tobacco Settlement Finance Authority, Series A
6.000%, 06/01/2048	1,000,000	1,020,580

Mississippi — 2.2%
Tunica County
6.000%, 10/01/2040	4,150,000	4,318,366

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 29, 2020

Description	Par	Value

MUNICIPAL BONDS — 94.1% (Continued)

New York — 0.3%
Ulster County Capital Resource Corp.
(Obligor: Woodland Pond)
5.250%, 09/15/2053	$500,000	$524,055

Ohio — 4.9%
Buckeye Tobacco Settlement Financing Authority, Series B-2
5.000%, 06/01/2055	2,500,000	2,827,200
Montgomery County, Series A
(Obligor: Trousdale Foundation Obligation Group)
6.250%, 04/01/2049	2,000,000	2,296,040
Lake County Port & Economic Development Authority, Series A
(Obligor: Tapestry Wickliffe)
6.500%, 12/01/2037	550,000	518,974
6.750%, 12/01/2052	4,100,000	3,817,715
		9,459,929
Oklahoma — 5.6%
Atoka Industrial Development Authority
(Obligor: Gladieux Metals Recycling) (a)
8.000%, 08/01/2039	8,250,000	9,930,360
Atoka Industrial Development Authority, Series A
(Obligor: Gladieux Metals Recycling)
8.000%, 08/01/2039	750,000	902,760
		10,833,120
Oregon — 3.6%
Oregon State Business Development Commission, Series 248-A
(Obligor: Red Rock Biofuels) (a)
6.500%, 04/01/2031	2,500,000	2,047,475
Oregon State Business Development Commission, Series 248-D
(Obligor: Red Rock Biofuels) (a)
6.500%, 04/01/2031	6,050,000	4,954,890
		7,002,365
Pennsylvania — 3.0%
Pennsylvania Economic Development Financing Authority, Series A
(Obligor: Tapestry Moon)
6.500%, 12/01/2038	2,950,000	3,056,996
6.750%, 12/01/2053	2,650,000	2,754,172
		5,811,168

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 29, 2020

Description	Par	Value

MUNICIPAL BONDS — 94.1% (Continued)

Puerto Rico — 4.4%
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities, Series A
(Obligor: G.RB Guaynabo, Inc.)
5.625%, 07/01/2022	$130,000	$124,280
5.200%, 07/01/2024	3,000,000	2,808,000
Puerto Rico Sales Tax Financing Corporate Sales Tax Revenue, Series A-1
5.000%, 07/01/2058	5,000,000	5,734,350
		8,666,630
South Carolina — 4.4%
South Carolina Jobs-Economic Development Authority
(Obligor: Repower S. Berkeley) (a)
6.000%, 02/01/2035	1,000,000	1,007,260
South Carolina Jobs-Economic Development Authority, Series A
(Obligor: Jasper Pellets) (a)
7.000%, 11/01/2038	1,500,000	1,607,325
(Obligor: AAC East) (a)
7.000%, 05/01/2039	3,500,000	3,660,720
(Obligor: CR River Park)
7.750%, 10/01/2057	2,200,000	2,318,888
		8,594,193
Tennessee — 2.5%
Metropolitan Government Nashville & Davidson County
Health & Educational Facilities, Series B-1
(Obligor: Trousdale Foundation Obligation Group)
7.500%, 04/01/2049	1,140,000	1,207,009
Shelby County Health Educational & Housing Facilities, Series A
5.750%, 10/01/2059	3,550,000	3,641,803
		4,848,812
Texas — 16.9%
Brazoria County Industrial Development Corp.
(Obligor: Gladieux Metals Recycling) (a)
9.000%, 03/01/2039	4,500,000	5,605,560
Brazoria County Industrial Development Corp., Series A
(Obligor: Gladieux Metals Recycling) (a)
9.000%, 03/01/2039	3,500,000	4,359,880
Brazoria County Industrial Development Corp., Series B
(Obligor: Gladieux Metals Recycling) (a)
7.000%, 03/01/2039	5,250,000	5,996,655

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 29, 2020

Description	Par	Value

MUNICIPAL BONDS — 94.1% (Continued)

Texas — 16.9% (Continued)
Jefferson County Industrial Development Corp.
(Obligor: TRP Crude Marketing)
7.750%, 04/01/2039	$1,000,000	$1,063,490
Kountze Economic Development Corp.
(Obligor: Allegiant Industrial)
15.000%, 11/01/2027	3,150,000	3,154,095
New Hope Cultural Education Facilities Finance Corp., Series A
(Obligor: Legacy at Midtown Park)
5.500%, 07/01/2054	1,000,000	1,071,820
Port Beaumont Navigation District
(Obligor: Allegiant Industrial Park) (a)
8.000%, 02/01/2039	6,000,000	6,885,000
(Obligor: Jefferson 2020 Bond Lessee) (a)
4.000%, 01/01/2050	250,000	260,350
Tarrant County Cultural Education Facilities Finance Corp.
(Obligor: Buckingham Senior Living Community) (b)
5.750%, 11/15/2037	2,275,000	1,592,500
Tarrant County Cultural Education Facilities Finance Corp., Series A
(Obligor: MRC Senior Living Fort Worth)
10.000%, 03/15/2023	2,600,000	2,641,158
Woodloch Health Facilities Development Corp., Series A1
(Obligor: Senior Care Living VII) (b)
6.750%, 12/01/2051	375,000	306,210
		32,936,718
West Virginia — 0.5%
West Virginia Economic Development Authority
(Obligor: Entsorga West Virginia) (a)
8.750%, 02/01/2036	1,000,000	1,031,330

Wisconsin — 14.3%
Wisconsin Health & Educational Facilities Authority, Series A
(Obligor: Wisconsin Illinois Senior Housing)
5.250%, 08/01/2048	1,000,000	1,104,120
Wisconsin Health & Educational Facilities Authority, Series C
(Obligor: Covenant Communities)
7.000%, 07/01/2043	505,000	505,177
7.500%, 07/01/2053	1,000,000	1,000,430
Wisconsin Public Finance Authority
(Obligor: Cedars Obligated Group)
5.500%, 05/01/2039	1,000,000	1,046,800
5.750%, 05/01/2054	3,850,000	4,033,915

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 29, 2020

Description	Par	Value

MUNICIPAL BONDS — 94.1% (Continued)

Wisconsin — 14.3% (Continued)
Wisconsin Public Finance Authority, Series A
(Obligor: Alabama Proton Therapy Center)
6.850%, 10/01/2047	$400,000	$452,716
(Obligor: Cornerstone Charter Academy)
5.125%, 02/01/2046	450,000	477,373
(Obligor: Explore Academy)
6.125%, 02/01/2048	1,550,000	1,654,501
Wisconsin Public Finance Authority, Series A-1
(Obligor: Maryland Proton Treatment Center)
6.375%, 01/01/2048	2,000,000	2,162,620
Wisconsin Public Finance Authority, Series A-1
(Obligor: Trinity Regional Hospital Sachse)
7.375%, 01/01/2050	11,650,000	11,954,764
Wisconsin Public Finance Authority, Series B
(Obligor: Million Air Two Obligated Group) (a)
7.125%, 06/01/2041	2,980,000	3,408,017
		27,800,433
Total Municipal Bonds
(Cost $179,220,786)		183,530,713

CORPORATE BOND — 4.0%
Hilltop Lodge Cooperative Corp.
12.000%, 08/01/2022
Total Corporate Bond
(Cost $7,855,501)	7,850,000	7,854,906

SHORT-TERM INVESTMENTS — 1.0%
Dreyfus AMT-Free Tax Exempt Cash Management,
Institutional Class, 0.97%^
Total Short-Term Investments
(Cost $1,885,735)	1,885,735	1,885,735
Total Investments — 99.1%
(Cost $188,962,022)		193,271,354
Other Assets in Excess of Liabilities — 0.9%		1,683,420
Total Net Assets — 100.0%		$194,954,774

(a)	Security subject to the Alternative Minimum Tax (“AMT”). As of February 29, 2020, the total value of securities subject to the AMT was $62,738,551 or 32.2% of net assets.
(b)	Security in default at February 29, 2020.
^	The rate shown is the annualized seven day effective yield as of February 29, 2020.

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Statement of Assets and Liabilities (Unaudited)
February 29, 2020

ASSETS:
Investments, at value (Cost: $188,962,022)	$193,271,354
Receivable for investment securities sold	5,766,250
Interest receivable	4,861,609
Receivable for capital shares sold	164,761
Prepaid expenses	17,286
Total Assets	204,081,260

LIABILITIES:
Payable for investment securities purchased	8,310,225
Payable for capital shares redeemed	584,969
Payable for distributions to shareholders	94,967
Payable to investment adviser	79,732
Payable for fund administration & accounting fees	38,552
Payable for transfer agent fees & expenses	12,746
Payable for compliance fees	3,186
Accrued expenses	2,109
Total Liabilities	9,126,486

NET ASSETS	$194,954,774

NET ASSETS CONSIST OF:
Paid-in capital	$189,675,794
Total distributable earnings	5,278,980
Net Assets	$194,954,774

Shares issued and outstanding(1)	18,698,966
Net asset value, redemption price, and offering price per share	$10.43

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Statement of Operations (Unaudited)
For the Six Months Ended February 29, 2020

INVESTMENT INCOME:
Interest income	$5,373,711
Total investment income	5,373,711

EXPENSES:
Investment adviser fees (See Note 4)	450,486
Fund administration & accounting fees (See Note 4)	76,818
Transfer agent fees & expenses (See Note 4)	27,769
Federal & state registration fees	18,876
Audit fees	10,874
Custody fees (See Note 4)	7,224
Trustee fees	6,921
Compliance fees (See Note 4)	6,193
Postage & printing fees	4,772
Legal fees	4,173
Other expenses	3,913
Total expenses before interest expense and waiver	618,019
Interest expense (See Note 8)	3,092
Total expenses before waiver	621,111
Less: waiver from investment adviser (See Note 4)	(20,101)
Net expenses	601,010

NET INVESTMENT INCOME	4,772,701

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,131,717
Net change in unrealized appreciation/depreciation on investments	924,358
Net realized and unrealized gain on investments	2,056,075

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,828,776

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	February 29, 2020	Year Ended
	(Unaudited)	August 31, 2019
OPERATIONS:
Net investment income	$4,772,701	$5,768,652
Net realized gain on investments	1,131,717	369,032
Net change in unrealized
appreciation/depreciation on investments	924,358	2,782,873
Net increase in net assets resulting from operations	6,828,776	8,920,557

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	59,639,445	89,003,639
Proceeds from reinvestment of distributions	4,703,074	6,408,029
Payments for shares redeemed	(26,583,255)	(21,152,626)
Net increase in net assets resulting from capital share transactions	37,759,264	74,259,042

DISTRIBUTIONS TO SHAREHOLDERS	(5,290,921)	(7,383,225)

TOTAL INCREASE IN NET ASSETS	39,297,119	75,796,374

NET ASSETS:
Beginning of period	155,657,655	79,861,281
End of period	$194,954,774	$155,657,655

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Financial Highlights
For a Fund share outstanding throughout the periods.

Institutional Class
	Six Months Ended		For the Period
	February 29, 2020	Year Ended	Inception(1) through
	(Unaudited)	August 31, 2019	August 31, 2018
PER SHARE DATA:
Net asset value, beginning of period	$10.36	$10.34	$10.00

Investment operations:
Net investment income	0.30	0.60	0.58
Net realized and unrealized
gain on investments	0.10	0.22	0.34
Total from investment operations	0.40	0.82	0.92

Less distributions from:
Net investment income	(0.29)	(0.60)	(0.58)
Net realized gains	(0.04)	(0.20)	—
Total distributions	(0.33)	(0.80)	(0.58)
Net asset value, end of period	$10.43	$10.36	$10.34

TOTAL RETURN(2)	3.95%	8.36%	9.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$194,955	$155,658	$79,861
Ratio of expenses to average net assets:
Before expense waiver(3)	0.76%	0.83%	1.01%
After expense waiver(3)	0.73%	0.74%	0.74%
Ratio of expenses excluding interest
expense to average net assets:
Before expense waiver(3)	0.75%	0.82%	1.00%
After expense waiver(3)	0.73%	0.73%	0.73%
Ratio of net investment income
to average net assets:
After expense waiver(3)	5.83%	5.82%	6.09%
Portfolio turnover rate(2)	19%	33%	54%

(1)	Inception date of the Fund was September 15, 2017.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Notes to the Financial Statements (Unaudited)
February 29, 2020
1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Principal Street High Income Municipal Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to provide current income exempt from regular federal income tax.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Fund currently offers one class of shares for purchase. The Institutional Class commenced operations on September 15, 2017. The Investor Class has not yet commenced operations as of February 29, 2020. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended February 29, 2020, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended February 29, 2020, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the period ended August 31, 2018.

Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Fund will declare daily and pay monthly distributions of net investment income. The Fund will also distribute net realized capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2020

Allocation of Expenses – Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed Income Securities – Municipal bonds are valued on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuer, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Fixed income securities are categorized in the Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2020
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of February 29, 2020:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$183,530,713	$—	$183,530,713
Corporate Bond	—	7,854,906	—	7,854,906
Short-Term Investment	1,885,735	—	—	1,885,735
Total Investments*	$1,885,735	$191,385,619	$—	$193,271,354

*  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund.  Pursuant to the Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.55% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, taxes, brokerage commissions, and extraordinary expenses) for the Fund do not exceed 0.73% of the Fund’s average daily net assets.

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the expense reimbursement occurred. The Operating Expense Limitation Agreement is indefinite in term but cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
September 2020 – August 2021	$139,647
September 2021 – August 2022	$89,831
September 2022 – February 2023	$20,101

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended February 29, 2020 are disclosed in the Statements of Operations.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2020
Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

5.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	For the
	Six Months Ended	Year Ended
	February 29, 2020	August 31, 2019
Shares sold	5,805,994	8,744,462
Shares issued to holders in reinvestment of distributions	456,712	633,381
Shares redeemed	(2,583,352)	(2,083,184)
Net increase in shares	3,679,354	7,294,659

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended February 29, 2020, were as follows:

U.S. Government Securities		Other
Purchases	Sales	Purchases	Sales
$—	$—	$66,215,083	$30,738,138

7.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes as of August 31, 2019, the Fund’s most recently completed fiscal year end, were as follows:

Aggregate	Aggregate		Federal
Gross	Gross	Net	Income
Appreciation	Depreciation	Appreciation	Tax Cost
$5,687,334	$(2,302,360)	$3,384,974	$152,641,411

Any difference between book-basis and tax-basis unrealized appreciation (depreciation) would be attributable primarily to the tax deferral of losses on wash sales. For the year ended August 31, 2019, there were no differences.

At August 31, 2019, components of distributable earnings on a tax-basis were as follows:

Undistributed	Undistributed	Undistributed	Other		Total
Taxable	Tax Exempt	Long-Term	Accumulated	Unrealized	Distributable
Ordinary Income	Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$243,622	$60,226	$125,345	$(73,042)	$3,384,974	$3,741,125

As of August 31, 2019, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.  For the taxable year ended August 31, 2019, the Fund did not defer any qualified late year losses.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2020
The tax character of distributions paid for the period ended February 29, 2020, were as follows:

Taxable	Tax Exempt
Ordinary	Ordinary	Long Term
Income*	Income	Capital Gains	Total
$497,209	$4,620,341	$173,371	$5,290,921

The tax character of distributions paid for the year ended August 31, 2019, were as follows:

Taxable	Tax Exempt
Ordinary	Ordinary	Long Term
Income*	Income	Capital Gains	Total
$1,612,916	$5,770,309	$ —	$7,383,225

*  For federal income tax purposes, distributions of short-term capital gains are treated as taxable ordinary income distributions.

8.  LINE OF CREDIT

The Fund has established an unsecured line of credit (“LOC”) in the amount of $35,000,000, 15% of gross market value of the Fund, or 33.33% of the fair value of the Fund’s investments, whichever is less. Prior to December 11, 2019, the LOC was limited to the lesser of $10,000,000, 15% of gross market value of the Fund, or 33.33% of the fair value of the Fund’s investments.  The LOC matures unless renewed on July 24, 2020. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The LOC is with the Custodian. Interest is charged at the prime rate which was 4.75% as of February 29, 2020. The interest rate during the period was between 4.75%-5.25%. The Fund has authorized the Custodian to charge any of the Fund’s accounts for any missed payments. The weighted average interest rate paid on outstanding borrowings for the Fund was 4.80%. For the period ended February 29, 2020, the Fund’s LOC activity was as follows:

		Amount			Date of
	Average	Outstanding as of	Interest	Maximum	Maximum
LOC Agent	Borrowings	February 29, 2020	Expense	Borrowing	Borrowing
U.S. Bank N.A.	$127,396	$ —	$3,092	$4,813,000	12/4/2019

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 29, 2020, Charles Schwab & Co., Inc., for the benefit of its customers, owned 44.98% of the outstanding shares of the Fund.

10.  SUBSEQUENT EVENTS

The global outbreak of COVID-19 has disrupted economic markets and the full prolonged economic impact is uncertain. The operational and financial performance of issuers in securities for which the Fund invests depend on future developments of the pandemic, such as duration and spread of the virus. These developments may impact the value of the Fund’s investments.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2020

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

Effective March 23, 2020, the Investor Class shares of the Fund (Ticker Symbol: GSTEX) were made available for purchase. The minimum initial investment amount for the Investor Class shares of the Fund was increased from $1,000 to $25,000 and the minimum subsequent investment amount for the shares was increased to $1,000. In addition, the Board approved an increase in the 12b-1 fee for the Investor Class from 0.25% to 0.50%.

Management has performed an evaluation of subsequent events through the date this shareholder report was issued and has determined that no additional items require recognition or disclosure.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Additional Information (Unaudited)
February 29, 2020

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Principal Street Partners, LLC

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 17-18, 2020, the Trust’s Board of Trustees (“Board”), each of whom were present in person, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Principal Street Partners, LLC (“Principal Street” or the “Adviser”) regarding the Principal Street High Income Municipal Fund (the “ Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 7, 2020, the Trustees received and considered information from Principal Street and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by Principal Street with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Principal Street; (3) the costs of the services provided and the profits realized by Principal Street, from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Principal Street resulting from its relationship with the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling.

Based upon Principal Street’s presentation and information from Principal Street and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the Investment Advisory Agreement, the Board concluded that the overall arrangements between the Trust and Principal Street as set forth in the Investment Advisory Agreement, as it relates to the Fund, continue to be fair and reasonable in light of the services that Principal Street performs, investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that Principal Street provides under the Investment Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting all proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions effected by Principal Street on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with the Trust’s policies and procedures and with applicable securities laws.  The Trustees noted that Principal Street is well capitalized. The Trustees also considered Principal Street’s assets under management.  The Trustees noted that Principal Street manages a composite of separately managed accounts with

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Additional Information (Unaudited) – Continued
February 29, 2020

investment objectives and investment strategies that are substantially similar to the Fund.  The Trustees also considered the experience of the portfolio managers that Principal Street utilizes in managing the Fund’s assets.  The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Principal Street provides to the Fund under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of Principal Street. In assessing the quality of the portfolio management delivered by Principal Street, the Trustees considered the performance since the inception of the Fund on both an absolute basis and in comparison to an appropriate benchmark index and the Fund’s respective peer funds according to Morningstar classifications. When comparing the Fund’s performance against its Morningstar peer group, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from the funds in the peer group. The Trustees noted that the Fund underperformed its peer group median and average over the year-to-date period ended October 31, 2019, but outperformed the peer group median and average over the one-year period ended October 31, 2019.  The Trustees also noted that the Fund underperformed its benchmark index over the year-to-date and one-year period ended October 31, 2019.

Cost of Advisory Services and Profitability.  The Trustees considered the management fee that the Fund pays to Principal Street under the Advisory Agreement.  They also considered Principal Street’s profitability analysis for services that Principal Street renders to the Fund.  In that regard, the Trustees noted that Principal Street waived a portion of its management fees during the 12 months ended September 30, 2019.  The Trustees noted that Principal Street manages separately managed accounts with investment strategies that are substantially similar to the Fund. The Trustees noted that the management fee charged to the separately managed accounts are equal to or greater than or equal to the management fee charged by Principal Street to the Fund. The Trustees also noted that Principal Street has contractually agreed, for a period of at least one year from the effective date of the Fund’s prospectus, to waive its management fees and reimburse the Fund for its operating expenses, as specified in the Fund’s prospectus.  The Trustees determined that Principal Street’s service relationship with the Fund yielded a reasonable profit.

Comparative Fee and Expense Data.  The Trustees considered an analysis that the Trust’s administrator had prepared, comparing the contractual expenses that the Fund bears relative to those of funds in the same Morningstar peer group.  The Trustees noted that the Fund’s management fee was below the peer group median and average.  In connection with their review of the management fee, the Board considered the research-intensive nature of the Fund’s investment strategy, relative to other funds in the peer group.  They also noted that the total contractual expenses of the Fund’s Institutional Class (after management fee waivers and fund expense reimbursements) was below the peer group median and average. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Principal Street’s advisory fee is reasonable.

Economies of Scale.  The Trustees considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints.  The Trustees took into account the fact that Principal Street had agreed to consider breakpoints in the future in response to asset growth in the Fund. The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time, but committed to revisit this issue in the future as circumstances change and Fund asset levels increase.

Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by Principal Street from its relationship with the Fund. The Trustees noted that Principal Street does not use affiliated brokers to execute the Fund’s portfolio transactions.  The Trustees considered that Principal Street may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Principal Street does not receive additional material benefits from its relationship with the Fund.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Additional Information (Unaudited) – Continued
February 29, 2020

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Fund’s Form N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q or Part F of Form N-PORT is available without charge upon request by calling 1-877-914-7343.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-877-914-7343.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-877-914-7343, or (2) on the SEC’s website at www.sec.gov.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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INVESTMENT ADVISER
Principal Street Partners, LLC
6075 Poplar Avenue, Suite 221
Memphis, TN 38119
DISTRIBUTOR
Quasar Distributors, LLC
111 E. Kilbourn Avenue, Suite 1250
Milwaukee, WI 53202
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 N. Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-877-914-7343.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed as issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholder may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Managed Portfolio Series

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    May 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    May 7, 2020

By (Signature and Title)      /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    May 7, 2020